Consolidated Statements of Changes in Equity (USD $)	Total	Preferred Stock	Common Stock	Additional Paid-in capital	Accumulated Deficit	Accumulated Other Comprehensive (Loss)/Income	Non-controlling Interest
Beginning Balance at Dec. 31, 2010	$ 24,996,561	$ 8,000	$ 4,102	$ 33,870,121	$ (10,470,373)	$ 524,362	$ 1,060,349
Beginning Balance, Shares at Dec. 31, 2010		16,000,000	41,019,998
Early redemption of preferred stock	(8,735,497)	(4,367)		(8,731,130)
Early redemption of preferred stock, Shares		(8,735,497)
Issuance of common stock due to the repayment of convertible loan	3,264,562		2,720	3,261,842
Issuance of common stock due to the repayment of convertible loan, Shares			27,204,680
Issuance of common stock to settle dividend payable	299,282		1,496	297,786
Issuance of common stock to settle dividend payable, Shares			14,964,100
Cancellation of shares			(78,800)
Dividend on preferred stock	(627,000)				(627,000)
Net loss	(13,554,510)				(13,534,445)		(20,065)
Foreign currency translation adjustment	477,750					430,128	47,622
Balance at Dec. 31, 2011	6,121,148	3,633	8,318	28,698,619	(24,631,818)	954,490	1,087,906
Balance, Shares at Dec. 31, 2011		7,264,506	83,109,978
Early redemption of preferred stock	(1,575,000)	(788)		(1,574,212)
Early redemption of preferred stock, Shares		(1,575,000)
Dividend on preferred stock	(284,475)				(284,475)
Net loss	(4,141,618)				(4,120,829)		(20,789)
Foreign currency translation adjustment	23,623					7,667	15,956
Balance at Dec. 31, 2012	143,678	2,845	8,318	27,124,407	(29,037,122)	962,157	1,083,073
Balance, Shares at Dec. 31, 2012		5,689,503	83,109,978
Early redemption of preferred stock	(1,000,000)	(500)		(999,500)
Early redemption of preferred stock, Shares		(1,000,000)
Dividend on preferred stock	(85,234)				(85,234)
Net loss	(528,468)				(514,431)		(14,037)
Foreign currency translation adjustment	108,448					97,921	10,527
Balance at Dec. 31, 2013	$ (1,361,576)	$ 2,345	$ 8,318	$ 26,124,907	$ (29,636,787)	$ 1,060,078	$ 1,079,563
Balance, Shares at Dec. 31, 2013		4,689,503	83,109,978